Fair Value of Financial Assets and Liabilities - Schedule of Fair value of Liability Measured Using Level 3 Inputs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Beginning balance,Warrant Liabilities	$ 512,618
Issuance of warrant		$ 548,075
Change in fair value of warrant liability	(412,618)	(35,457)
Ending balance,Warrant Liabilities	$ 100,000	$ 512,618